Significant Accounting Policies (Details) - Schedule of Other Intangible Assets are Amortized	12 Months Ended
Dec. 31, 2023
Computer software [Member]
Schedule of Other Intangible Assets are Amortized [Line Items]
Estimated useful lives of other intangible assets	3 years
Patents [Member]
Schedule of Other Intangible Assets are Amortized [Line Items]
Estimated useful lives of other intangible assets	12 years